Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 227,935
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	12,664
Later than 1 year and no later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	39,222
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 176,049